                       ADDENDUM TO PROSPECTUS
          FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
               FORM NUMBERS GMK99083-10, GMK99083-11
                         DATED MAY 1, 1999


This addendum provides you with important information regarding two changes to the investment options under General American's Flexible Premium Variable Life Insurance Policies.

     1. Effective April 10, 2000, General American Life Insurance Separate Account Eleven (the "Separate Account") is increasing the number of divisions available for the investment of funds under Flexible Premium Variable Life Insurance Policies. Ten funds from SEI Insurance Products Trust will become available to both new and existing policies. The information in this Addendum updates the information in the Prospectus to include the names, investment managers, investment objectives, and fees associated with the new funds. Beginning on April 10, 2000 you have the option of transferring existing cash value and/or directing future premium payments into these funds.

     2. Effective January 1, 2000, the Russell Insurance Funds will no longer be available on new policies. Policies with an effective date prior to January 1, 2000 will continue to have access to the Russell Insurance Funds.

You should review this insert and keep it with your Prospectus and other important papers related to your policy. Please contact your Agent / Registered Representative if you have any questions regarding this information.

==========================================================================
THE FOLLOWING INFORMATION REPLACES THE SECTION TITLED "THE SEPARATE ACCOUNT" IN THE SUMMARY SECTION OF YOUR PROSPECTUS.
==========================================================================

THE SEPARATE ACCOUNT. The separate account consists of divisions, which represent different types of investments. Each division may either make money or lose money. Therefore if you invest in a division of the separate account, you may either make money or lose money, depending on the investment experience of that division. There is no guaranteed rate of return in the separate account.

The divisions of the separate account represent investment funds run by various investment companies. The investment companies hire advisers to operate or advise on the day-to-day operation of the funds. The following list shows the investment companies whose funds are available under the policy, along with the managers or advisers and the divisions that they oversee.

NOTE: THE RUSSELL INSURANCE FUNDS ARE ONLY AVAILABLE ON POLICIES WITH AN ISSUE DATE PRIOR TO JANUARY 1, 2000.


INVESTMENT COMPANY                  INVESTMENT MANAGER/ADVISER

General American                    Conning Asset
Capital Company                     Management Company

Russell Insurance Funds             Frank Russell Investment
                                    Management Company

American Century                    American Century
Variable Portfolios                 Investment Management, Inc.

J.P. Morgan Series Trust II         J.P. Morgan Investment
                                    Management, Inc.

Fidelity Investments                Fidelity Management &
Variable Insurance                  Research Company
Products Fund

Fidelity Investments                Fidelity Management &
Variable Insurance                  Research Company
Products Fund II

Van Eck Worldwide                   Van Eck Associates
Insurance Trust                     Corporation

SEI Insurance Products Trust        SEI Investments
                                    Management Corporation

These investment funds have different investment goals and strategies, which we have summarized in the following table. You should review the prospectus of each fund, or seek professional guidance in determining which fund(s) best meet your objectives.

          INVESTMENT                 FUND                 INVESTMENT                   OBJECTIVE
          ----------                 ----                 ----------                   ---------
           MANAGER                   NAME                    TYPE
           -------                   ----                    ----
           Conning
       Asset Management
           Company            S&P 500 Index Fund       Growth & Income                 To achieve a rate of return that parallels
                                                                                       the return of the stock market as a whole,
                                                                                       as represented by the Standard and Poor's
                                                                                       500 Stock Index.

           Conning
       Asset Management
           Company            Money Market Fund          Money Market                  To obtain the highest level of current
                                                                                       income consistent with the preservation of
                                                                                       capital and maintenance of liquidity.

           Conning
       Asset Management
           Company             Bond Index Fund         Corporate Bonds                 To provide a rate of return that reflects
                                                                                       the performance of the bond market as a
                                                                                       whole, as measured by the Lehman Brothers
                                                                                       Government/Corporate Bond Index.

           Conning
       Asset Management
           Company          Asset Allocation Fund          Balanced                    To obtain a high rate of long-term return
                                                                                       composed of capital growth and income.

           Conning
       Asset Management
           Company           Managed Equity Fund            Growth                     To obtain long-term capital growth through
                                                                                       investment in common stocks.

           Conning
       Asset Management
           Company         International Index Fund        Growth:
                                                     International Stock               To obtain investment results that parallel
                                                                                       the price and yield performance of publicly
                                                                                       traded common stocks in the Morgan Stanley
                                                                                       Capital International, Europe, Australia,
                                                                                       and Far East Index ("EAFE Index").

           Conning
       Asset Management
           Company           Mid-Cap Equity Fund            Growth                     To obtain long-term capital appreciation
                                                                                       through investment primarily in common
                                                                                       stocks of U.S.-based, publicly traded
                                                                                       companies with medium market capitalization,
                                                                                       defined as within the range of the S&P Mid-
                                                                                       Cap 400 at the time of the Fund's
                                                                                       investment.

           Conning
       Asset Management
           Company          Small-Cap Equity Fund     Aggressive Growth                To provide a high rate of return through
                                                                                       investment in the common stock of small
                                                                                       companies, making up, at one time, the
                                                                                       smallest 20% of U.S.-based companies on the
                                                                                       New York Stock Exchange.

     Fidelity Management
      & Research Company       Growth Portfolio             Growth                     To seek capital appreciation, normally
                                                                                       through purchases of common stocks, although
                                                                                       its investments are not restricted to any
                                                                                       one type of security.

     Fidelity Management
      & Research Company   Equity-Income Portfolio     Growth & Income                 To seek reasonable income by investing
                                                                                       primarily in income-producing equity
                                                                                       securities.

     Fidelity Management
      & Research Company      Overseas Portfolio           Growth:
                                                     International Stock               To seek long-term growth of capital
                                                                                       primarily through investment in foreign
                                                                                       securities.


                               2

          INVESTMENT                 FUND                 INVESTMENT                   OBJECTIVE
          ----------                 ----                 ----------                   ---------
           MANAGER                   NAME                    TYPE
           -------                   ----                    ----

     Fidelity Management
      & Research Company   Asset Manager Portfolio         Balanced                    To seek a high total return with reduced
                                                                                       risk over the long-term by allocating its
                                                                                       assets among domestic and foreign stocks,
                                                                                       bonds, and short-term fixed income
                                                                                       instruments.

     Fidelity Management
      & Research Company    High Income Portfolio      High Yield Bond                 To seek a high level of current income by
                                                                                       investing primarily in high yielding, lower-
                                                                                       rated, fixed income securities, while also
                                                                                       considering growth of capital.

      Van Eck Associates
         Corporation            Worldwide Hard
                                 Assets Fund          Aggressive Growth:
                                                          Specialty                    To seek long-term capital appreciation by
                                                                                       investing in equity and debt securities of
                                                                                       companies engaged in the exploration,
                                                                                       development, production, and distribution of
                                                                                       gold and other natural resources such as
                                                                                       strategic and other metals, minerals, forest
                                                                                       products, oil, natural gas, and coal.

      Van Eck Associates
         Corporation          Worldwide Emerging
                                 Markets Fund         Aggressive Growth:
                                                     International Stock               To obtain long-term capital appreciation by
                                                                                       investing in equity securities in emerging
                                                                                       markets around the world.  The Fund
                                                                                       emphasizes primarily investment in countries
                                                                                       that, compared to the world's major
                                                                                       economies, exhibit relatively low gross
                                                                                       national product per capita, as well as the
                                                                                       potential for rapid economic growth.

        Frank Russell
    Investment Management
           Company
      [ONLY AVAILABLE ON
    POLICIES ISSUED BEFORE
          1/1/2000.]          Multi-Style Equity
                                     Fund              Growth & Income                 To obtain income and capital growth by
                                                                                       investing principally in equity securities.

        Frank Russell
    Investment Management
           Company
      [ONLY AVAILABLE ON
    POLICIES ISSUED BEFORE
          1/1/2000.]          Aggressive Equity
                                     Fund             Aggressive Growth                To provide capital appreciation by assuming
                                                                                       a higher level of volatility than is
                                                                                       ordinarily expected from the Multi-Style
                                                                                       Equity Fund, by investing in equity
                                                                                       securities.

        Frank Russell
    Investment Management
           Company
      [ONLY AVAILABLE ON
    POLICIES ISSUED BEFORE
          1/1/2000.]            Non-U.S. Fund              Growth:
                                                     International Stocks
                                                          and Bonds                    To achieve favorable total return and
                                                                                       additional diversification for United States
                                                                                       investors by investing primarily in equity
                                                                                       and debt securities of non-United States
                                                                                       companies and non-United States governments.

        Frank Russell
    Investment Management
           Company
      [ONLY AVAILABLE ON
    POLICIES ISSUED BEFORE
          1/1/2000.]            Core Bond Fund         Growth & Income                 To maximize total return through capital
                                                                                       appreciation and income by assuming a level
                                                                                       of volatility consistent with the broad
                                                                                       fixed-income market, by investing in fixed-
                                                                                       income securities.

    J.P. Morgan Investment
       Management, Inc.         Bond Portfolio         Growth & Income                 To provide a high total return consistent
                                                                                       with moderate risk of capital and
                                                                                       maintenance of liquidity.


                               3

          INVESTMENT                 FUND                 INVESTMENT                   OBJECTIVE
          ----------                 ----                 ----------                   ---------
           MANAGER                   NAME                    TYPE
           -------                   ----                    ----

    J.P. Morgan Investment
       Management, Inc.         Small Company
                                  Portfolio           Aggressive Growth                To provide high total return from a
                                                                                       portfolio of equity securities of small
                                                                                       companies.  The Fund invests at least 65% of
                                                                                       the value of its total assets in the common
                                                                                       stock of small U.S. companies primarily with
                                                                                       market capitalizations less than $1 billion.

       American Century
          Investment
       Management, Inc.      Income & Growth Fund      Growth & Income                 To attain long-term growth of capital as
                                                                                       well as current income.  The Fund pursues a
                                                                                       total return and dividend yield that exceeds
                                                                                       those of the S&P 500 by investing in stocks
                                                                                       of companies with strong dividend growth
                                                                                       potential.

       American Century
          Investment
       Management, Inc.       International Fund      Aggressive Growth:
                                                     International Stock               To obtain capital growth over time by
                                                                                       investing in common stocks of foreign
                                                                                       companies considered to have better-than-
                                                                                       average prospects for appreciation.  Because
                                                                                       this Fund invests in foreign securities, a
                                                                                       higher degree of short-term price
                                                                                       volatility, or risk, is expected due to
                                                                                       factors such as currency fluctuation and
                                                                                       political instability.

       American Century
          Investment
       Management, Inc.           Value Fund                Growth                     To attain long-term capital growth, with
                                                                                       income as a secondary objective.  The Fund
                                                                                       invests primarily in equity securities of
                                                                                       well-established companies that are believed
                                                                                       by management to be undervalued at the time
                                                                                       of purchase.

       SEI Investments
          Management
         Corporation              Large Cap
                                  Value Fund           Long Term Growth
                                                    of Capital and Income              Utilizing multiple specialist sub-advisers
                                                                                       that manage in a value style, the Fund
                                                                                       invests in large cap income-producing U.S.
                                                                                       common stocks.

       SEI Investments
          Management
         Corporation           Large Cap Growth
                                     Fund            Capital Appreciation              Utilizing multiple specialist sub-advisers
                                                                                       that manage in a growth style, the Fund
                                                                                       invests in large cap U.S. common stocks.

       SEI Investments
          Management
         Corporation           Small Cap Value
                                     Fund            Capital Appreciation              Utilizing multiple specialist sub-advisers
                                                                                       that manage in a value style, the Fund
                                                                                       invests in common stocks of smaller U.S.
                                                                                       companies.

       SEI Investments
          Management
         Corporation           Small Cap Growth
                                     Fund             Long-Term Capital
                                                         Appreciation                  Utilizing multiple specialist sub-advisers
                                                                                       that manage in a growth style, the Fund
                                                                                       invests in common stocks of smaller U.S.
                                                                                       companies.

       SEI Investments
          Management
         Corporation         International Equity
                                     Fund            Capital Appreciation              Utilizing multiple specialist sub-advisers,
                                                                                       the Fund invests in equity securities of
                                                                                       foreign companies.

       SEI Investments
          Management
         Corporation           Emerging Markets
                                 Equity Fund         Capital Appreciation              Utilizing multiple specialist sub-advisers,
                                                                                       the Fund invests in equity securities of
                                                                                       emerging markets companies.

       SEI Investments
          Management
         Corporation          Core Fixed Income
                                     Fund             Current Income and
                                                       Preservation of
                                                           Capital                     Utilizing multiple specialist sub-advisers
                                                                                       that have fixed income investment expertise,
                                                                                       the Fund invests in investment grade U.S.
                                                                                       fixed income securities.




                               4


          INVESTMENT                 FUND                 INVESTMENT                   OBJECTIVE
          ----------                 ----                 ----------                   ---------
           MANAGER                   NAME                    TYPE
           -------                   ----                    ----

       SEI Investments
          Management
         Corporation         High Yield Bond Fund        Total Return                  Utilizing a specialist sub-adviser that has
                                                                                       high yield investment expertise, the Fund
                                                                                       invests in high yield, high risk securities.

       SEI Investments
          Management
         Corporation         International Fixed
                                 Income Fund         Capital Appreciation
                                                      and Current Income               Utilizing a specialist sub-adviser, the Fund
                                                                                       invests in investment grade fixed income
                                                                                       securities of foreign government and
                                                                                       corporate issuers.

       SEI Investments
          Management
         Corporation           Emerging Markets
                                  Debt Fund              Total Return                  Utilizing a specialist sub-adviser, the Fund
                                                                                       invests U.S. dollar denominated debt in
                                                                                       securities of emerging market issuers.

You may change the investments that you want to use for your future premiums by notifying our Home Office. You may transfer your cash value among the various investment funds, and you may withdraw money, but there are certain rules. We don't charge you a transaction fee for the first twelve transfers or withdrawals in a policy year, but we charge a $25 fee for each transfer or withdrawal after the first twelve. (A policy year is measured beginning on the anniversary of the date that the policy was issued, and ending on the day before the next anniversary.)

We have the right to change or eliminate transfers in the future, although we don't currently intend to do so.

========================================================================
THE FOLLOWING INFORMATION REPLACES THE TABLE TITLED "ANNUAL FUND
OPERATING EXPENSES" IN THE SUMMARY SECTION OF YOUR PROSPECTUS.
========================================================================

                              ANNUAL FUND OPERATING EXPENSES<F1>
                             As a Percentage of Average Net Assets
                                            INVESTMENT
      FUND                                  ADVISORY /           OTHER EXPENSES         TOTAL
                                            MANAGEMENT
                                               FEE

                                GENERAL AMERICAN CAPITAL COMPANY
S&P 500 Index Fund                             .25%                    .05%              .30%
Money Market Fund                              .125%                   .08%              .205%
Bond Index Fund                                .25%                    .05%              .30%
Managed Equity Fund                            .40%<F2>                .10%              .50%
Asset Allocation Fund                          .50%                    .10%              .60%
International Index Fund                       .50%<F3>                .30%              .80%
Mid-Cap Equity Fund                            .55%<F4>                .10%              .65%
Small-Cap Equity Fund                          .25%                    .05%              .30%

                                    RUSSELL INSURANCE FUNDS
       (Amounts shown are after fee waivers and expense reimbursements described below.)
 THE RUSSELL INSURANCE FUNDS ARE AVAILABLE ONLY ON POLICIES WITH AN ISSUE DATE PRIOR TO JANUARY 1, 2000.
Multi-Style Equity Fund                        .09%<F5>                .83%              .92%<F5>
Aggressive Equity Fund                         .00%<F6>               1.25%             1.25%<F6>
Non-U.S. Fund                                  .00%<F7>               1.30%             1.30%<F7>
Core Bond Fund                                 .00%<F8>                .80%              .80%<F8>


                               5

                             AMERICAN CENTURY VARIABLE PORTFOLIOS
Income & Growth Fund                           .70%                    .00%              .70%
International Fund                            1.50%                    .00%             1.50%
Value Fund                                    1.00%                    .00%             1.00%

                                  J.P. MORGAN SERIES TRUST II
Bond Portfolio                                 .30%                    .45%              .75%
Small Company Portfolio                        .60%                    .55%             1.15%

                               VARIABLE INSURANCE PRODUCTS FUND
Equity-Income Portfolio                        .50%                    .08%              .58%
Growth Portfolio                               .60%                    .09%              .69%
Overseas Portfolio                             .75%                    .17%              .92%
High Income Portfolio                          .59%                    .12%              .71%

                              VARIABLE INSURANCE PRODUCTS FUND II
Asset Manager                                  .55%                    .10%              .65%

                               VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Hard Assets Fund                    1.00%                    .00%             1.00%
Worldwide Emerging Markets Fund               1.50%                    .00%             1.50%

                                 SEI INSURANCE PRODUCTS TRUST
SEI VP Large Cap Value Fund                   0.35%                   0.50%<F9>         0.85%<F9>
SEI VP Large Cap Growth Fund                  0.40%                   0.45%<F9>         0.85%<F9>
SEI VP Small Cap Value Fund                   0.65%                   0.45%<F9>         1.10%<F9>
SEI VP Small Cap Growth Fund                  0.65%                   0.45%<F9>         1.10%<F9>
SEI VP International Equity Fund              0.51%                   0.77%<F9>         1.28%<F9>
SEI VP Emerging Markets Equity Fund           1.05%                   0.90%<F9>         1.95%<F9>
SEI VP Core Fixed Income Fund                 0.28%                   0.32%<F9>         0.60%<F9>
SEI VP High Yield Bond Fund                   0.49%                   0.36%<F9>         0.85%<F9>
SEI VP International Fixed Income Fund        0.40%                   0.60%<F9>         1.00%<F9>
SEI VP Emerging Markets Debt Fund             0.85%                   0.50%<F9>         1.35%<F9>

<F1>  The Fund expenses shown above are collected from the underlying
Fund, and are not direct charges against the Separate Account assets or reductions from the Policy's Cash Value. These underlying Fund Expenses are taken into consideration in computing each Fund's net asset value, which is used to calculate the unit values in the Separate Account. The management fees and other expenses are more fully described in the prospectus of each individual Fund. The information relating to the Fund expenses was provided by the Fund and was not independently verified by General American. Except as otherwise specifically noted, the management fees and other expenses are not currently subject to fee waivers or expense reimbursements.

<F2>  The fees charged by the Managed Equity Fund are stated as a series of annual percentages of the average daily value of the net assets of the Fund. The percentages decrease with respect to assets of the Fund above certain amounts, as follows: First $10 million, 0.40%; Next $20 million, 0.30%; Balance over $30 million, 0.25%.

<F3>  The fees charged by the International Index Fund are stated as a series of annual percentages of the average daily value of the net assets of the Funds. The percentages decrease with respect to assets of the Fund above certain amounts, as follows: First $10 million, 0.50%; Next $20 million, 0.40%; Balance over $20 million, 0.30%.

<F4>  The fees charged by the Mid-Cap Equity Fund are stated as a series of annual percentages of the average daily value of the net assets of the Funds. The percentages decrease with respect to assets of the Fund above certain amounts, as follows: First $10 million, 0.55%; Next $10 million, 0.45%; Balance over $20 million, 0.40%.

<F5>  The Manager has voluntarily agreed to waive a portion of its 0.78%
management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.92% of the Fund's average daily net assets on an annual basis, and to reimburse the Fund for all remaining expenses



                               6


after fee waivers which exceed 0.92% of average daily net assets on an annual basis. The management fee waivers and reimbursements are intended to be in effect for 1999, but may be revised or eliminated at any time thereafter without notice to shareholders. Absent the waiver, the management fee would have been 0.78%, and total Fund expenses would have been 1.61% of average daily net assets.

<F6>  The Manager has voluntarily agreed to waive a portion of its 0.95%
management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.25% of the Fund's average daily net assets on an annual basis, and to reimburse the Fund for all remaining expenses after fee waivers which exceed 1.25% of average daily net assets on an annual basis. The management fee waivers and reimbursements are intended to be in effect for 1999, but may be revised or eliminated at any time thereafter without notice to shareholders. Absent the waiver, the management fee would have been 0.95%, other expenses would have been 1.27%, and total Fund expenses would have been 2.22% of average daily net assets.

<F7>  The Manager has voluntarily agreed to waive a portion of its 0.95%
management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.30% of the Fund's average daily net assets on an annual basis, and to reimburse the Fund for all remaining expenses after fee waivers which exceed 1.30% of average daily net assets on an annual basis. The management fee waivers and reimbursements are intended to be in effect for 1999, but may be revised or eliminated at any time thereafter without notice to shareholders. Absent the waiver, the management fee would have been 0.95%, other expenses would have been 2.70%, and total Fund expenses would have been 3.65% of average daily net assets.

<F8>  The Manager has voluntarily agreed to waive a portion of its 0.60%
management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.80% of the Fund's average daily net assets on an annual basis, and to reimburse the Fund for all remaining expenses after fee waivers which exceed 0.80% of average daily net assets on an annual basis. The management fee waivers and reimbursements are intended to be in effect for 1999, but may be revised or eliminated at any time thereafter without notice to shareholders. Absent the waiver, the management fee would have been 0.60%, other expenses would have been 1.70%, and total Fund expenses would have been 2.30% of average daily net assets.

<F9>  The SEI VP Funds' total actual annual fund operating expenses for the current fiscal year are expected to be less than the maximum amount allowed because the Adviser will voluntarily waive a portion of its fee in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of its waiver at any time. With this fee waiver, the Funds' actual total operating expenses are expected to be the amounts shown in the table above. Absent the fee waiver, the Funds' total operating expenses would be: Large Cap Value Fund, 0.95%; Large Cap Growth Fund, 1.00%; Small Cap Value Fund, 1.20%; Small Cap Growth Fund, 1.20%; International Equity Fund, 1.41%; Emerging Markets Equity Fund, 2.34%; Core Fixed Income Fund, 0.70%; High Yield Bond Fund, 0.99%; International Fixed Income Fund, 1.31%; Emerging Markets Debt Fund, 1.95%.

==========================================================================
THE FOLLOWING INFORMATION IS ADDED TO THE PROSPECTUS SECTION TITLED "THE COMPANY AND THE SEPARATE ACCOUNT," IMMEDIATELY AFTER THE DESCRIPTION OF THE VAN ECK WORLDWIDE INSURANCE TRUST AND IMMEDIATELY BEFORE THE
PARAGRAPH THAT BEGINS, "THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS STATED OBJECTIVE."
==========================================================================


                     SEI Insurance Products Trust


SEI Investments is a publicly-traded, diversified financial services firm dedicated to helping investors more effectively manage their financial assets. SEI Investments was incorporated in Pennsylvania in 1968 under the original name of Simulated Environments, Inc. SEI Investments Management Corporation (SIMC), SEI Investments Distribution Company (SIDCO), and SEI Trust Company are the principal wholly-owned subsidiaries of the Company.

SIMC is an investment advisor registered with the Securities and Exchange Commission (SEC) under the Investment Advisers Act of 1940. SIDCO is a broker-dealer registered with the SEC under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

SEI Insurance Products Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed exclusively as funding vehicles for variable life insurance and variable annuity contracts. SEI Investments Management Corporation is the Investment Adviser to SEI Insurance Products Trust.

The investment objectives and policies of the Funds are summarized below.

     LARGE CAP VALUE FUND: This Fund invests primarily in common stocks of U.S. Companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on Sub-Advisers to manage the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portions of the Funds' assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.

     LARGE CAP GROWTH FUND: This Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on Sub-Advisers to manage the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.

     SMALL CAP VALUE FUND: This Fund invests primarily in common stocks of U.S. Companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying on Sub-Advisers to manage the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portions of the Funds' assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.

     SMALL CAP GROWTH FUND: This Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying on Sub-Advisers to manage the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.

     Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

     INTERNATIONAL EQUITY FUND: This Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund uses a multi-manager approach, relying on Sub-Advisers to manage the Fund's portfolio under the general supervision of SIMC. The Fund's portfolio is diversified as to issuers, markets capitalization, industry and country. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets.

     EMERGING MARKETS EQUITY FUND: This Fund invests primarily in common stocks and other equity securities of foreign companies located in emerging markets countries. The fund uses a multi-manager approach, relying on Sub-Advisers to manage the Fund's portfolio under the general supervision of SIMC. The Fund is diversified as to issuers, market capitalization, industry and country.

     CORE FIXED INCOME FUND: This Fund invests primarily in investment grade U.S. corporate and government fixed income


                               8

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     securities, including mortgage-backed securities.  The Fund uses a multi-manager approach, relying on Sub-Advisers to manage the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market.

     Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

     HIGH YIELD BOND FUND: This Fund invests primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Sub-Adviser chooses securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security.

     INTERNATIONAL FIXED INCOME FUND: This Fund invests primarily in foreign government, corporate, and mortgage-backed securities. In selecting investments for the Fund, the Sub-Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security.

     Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

     EMERGING MARKETS DEBT FUND: This Fund invests primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging markets countries, as well as entities organized to restructure the outstanding debt of such issuers. The Sub-Advisor will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities, and the Fund's securities will generally be in the lower or lowest rating categories.

     Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


                               9